BONDS PAYABLE (Details Textual) (Bonds [Member], USD $)	9 Months Ended
Sep. 30, 2013
Debt Instrument, Face Amount	$ 21,000,000
First Lot Of Bonds [Member]
Debt Instrument Issue Size	16,800,000
Debt Instrument Number Of Units	840
Debt Instrument Face Amount Per Unit	25,000
Debt Instrument Net Of Unamortized Discount Per Unit	20,000
Debt Instrument Unamortized Discount Per Unit	$ 5,000
Debt Instrument, Term	2 years
Debt Instrument, Maturity Date	Sep. 30, 2015
Debt Instrument, Interest Rate, Stated Percentage	5.00%
Debt Instrument Effective Yield	11.80%
Debt Instrument, Offering Date	Sep. 30, 2015